Other information (Details Textual) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Eni Gas & Power NV [Member]
DisclosureOfNotesAndOtherExplanatoryInformationExplanatoryLineItems [Line Items]
Cash Consideration	€ 8
Consideration paid (received)	€ 302
Natural gas [Member] | ExxonMobil [Member]
DisclosureOfNotesAndOtherExplanatoryInformationExplanatoryLineItems [Line Items]
Percentage of interest in product sold	25.00%
Cash Consideration	€ 2,362
Repayments of borrowings, classified as financing activities	€ 264